Commitments and Contingencies (Details) - USD ($)			1 Months Ended	9 Months Ended
	Sep. 25, 2025	Feb. 01, 2023	Oct. 31, 2025	Sep. 30, 2025
Commitments and Contingencies (Details) [Line Items]
Employment Agreements Description				The Company may terminate the Employment Agreement for cause and Mr. Oliva may terminate the Employment Agreement for good reason, both as further described in the Employment Agreement, and both the Company and Mr. Oliva may also terminate without cause subject to fifteen prior days’ notice. Upon termination for cause (by the Company) or without cause (by Mr. Oliva), the Company will pay for any earned but unpaid base salary, bonus, and vested benefits through the date of termination. In addition to the foregoing, in the case of termination without cause (by the Company) or for good reason (by Mr. Oliva), the Company will also pay Mr. Oliva severance in the amount of twelve months salary to be paid in twelve equal instalments, all vested equity awards will be fully vested, and continue to cover Mr. Oliva’s group health plan premium for a period of twelve months.
Loss Contingency, Lawsuit Filing Date		Feb. 01, 2023
Loss Contingency, Name of Defendant		Cullen
Loss Contingency, Name of Plaintiff		RYVYL Inc
Loss Contingency, Allegations		The complaint alleged that the Cullen Defendants violated Sections 11, 12(a)(2), and 15 of the Securities Act and Sections 10(b) and 20(a) of the Exchange Act by making false and/or misleading statements regarding the Company’s financial controls, performance and prospects.
Loss Contingency, Laws Affected		Cullen Defendants violated Sections 11, 12(a)(2), and 15 of the Securities Act and Sections 10(b) and 20(a) of the Exchange Act by making false and/or misleading statements regarding the Company’s financial controls, performance and prospects.
Loss Contingency, Actions Taken by Plaintiff		The Stipulation of Settlement provides for the full resolution and release of all claims against the Cullen Defendants in exchange for $300,000 in cash (“Cash Settlement Amount”), 700,000 freely tradable shares of the Company’s common stock (“Settlement Shares”), and a put option that, together with the Cash Settlement Amount and Settlement Shares, requires that the combined value of the settlement consideration shall be no less than $1,000,000. On August 20, 2025, the Court issued an Order Provisionally Approving Certification of the Proposed Settlement Class and Granting Preliminary Approval of the Class Action Settlement. The Motion for Final Approval of the Settlement is scheduled for hearing on December 19, 2025. There is no assurance, however, that the settlement will be completed and/or that the Court will approve it.
Cash Settlement Amount		$ 300,000
Settlement Shares		700,000
Settlement Consideration		$ 1,000,000
Consulting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Legal Fees	$ 10,000
Consulting Fee Payable	5 days
Subsequent Event [Member] | Severance Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Cash Payment Amount			$ 350,000